Financial instruments by category - Carrying amounts of financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets as per statement of financial position
Trade and other receivables	$ 172,214	$ 174,940
Derivative financial instruments	4,483	3,398
Cash and cash equivalents	269,195	158,568	$ 198,894	$ 113,795
Total	445,892	336,906
Liabilities as per statement of financial position
Trade and other payables	99,250	93,585
Borrowings (excluding finance lease liabilities)	817,853	635,215
Finance leases	105	181
Derivative financial instruments	552	7,068
Total	917,760	736,049
Non- financial liabilities
Liabilities as per statement of financial position
Trade and other payables	13,184	12,443
Total	13,184	12,443
Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	86,066	81,142
Borrowings (excluding finance lease liabilities)	817,853	635,215
Finance leases	105	181
Derivative financial instruments	552	7,068
Total	904,576	723,606
Liabilities at fair value through profit or loss | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	0	0
Borrowings (excluding finance lease liabilities)	0	0
Finance leases	0	0
Derivative financial instruments	552	7,068
Total	552	7,068
Other financial liabilities at amortized cost | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	86,066	81,142
Borrowings (excluding finance lease liabilities)	817,853	635,215
Finance leases	105	181
Derivative financial instruments	0	0
Total	904,024	716,538
Non- financial assets
Assets as per statement of financial position
Trade and other receivables	103,345	94,976
Total	103,345	94,976
Financial Assets Instruments
Assets as per statement of financial position
Trade and other receivables	68,869	79,964
Derivative financial instruments	4,483	3,398
Cash and cash equivalents	269,195	158,568
Total	342,547	241,930
Financial Assets Instruments | Loans and receivables
Assets as per statement of financial position
Trade and other receivables	68,869	79,964
Derivative financial instruments	0	0
Cash and cash equivalents	269,195	158,568
Total	338,064	238,532
Financial Assets Instruments | Assets at fair value through profit or loss
Assets as per statement of financial position
Trade and other receivables	0	0
Derivative financial instruments	4,483	3,398
Cash and cash equivalents	0	0
Total	$ 4,483	$ 3,398